                         Supplement Dated July 25, 2003
                                       To
                   MONY America Variable Account L Prospectus
                                Dated May 1, 2003

                                       For
                    Variable Universal Life Insurance Policy

                                    Issued by
                     MONY Life Insurance Company of America

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

The Fidelity Variable Insurance Products (VIP) - Initial Class annual expenses in the table on page 7 are replaced with the following:

                                                         Distribution
                                                              and                      Gross
                                            Management      Service       Other       Annual
                                               Fees      (12b-1) Fees    Expenses    Expenses
                                            ----------   ------------    --------    --------
     Fidelity Variable Insurance Products
     (VIP) - Initial Class
     Asset Managersm Portfolio                 0.53%         N/A          0.10%        0.63%
     Contrafund(R)Portfolio                    0.58%         N/A          0.10%        0.68%
     Growth Portfolio                          0.58%         N/A          0.09%        0.67%
     Growth and Income Portfolio               0.48%         N/A          0.11%        0.59%
     Growth Opportunities Portfolio            0.58%         N/A          0.12%        0.70%

333-06071                                                 14352 SL (Sup 7/25/03)
                                                          14470 SL (Sup 7/25/03)
                                                       14630 SL CD (Sup 7/25/03)